SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements except as noted below.

On May 12, 2026, the Company issued 13,333 shares of common stock of the Company to a consultant for services.

On May 19, 2026, the Company issued 2,857 shares of common stock of the Company to a consultant. The consultant will received common stock valued at $20,000 per quarter for one year.

On May 28, 2026, the Company completed a second closing under the offering for gross proceeds of $185,000. In connection with the second closing, investors received warrants to purchase an aggregate of 30,833 shares of common stock.

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

On February 2, 2026, the Company was able to recover $35,000 of the $152,500 escrowed interest as recorded in other receivables. See Note 9.

On February 14, 2026, promissory notes to PV Partners, LP, Jeff Hembrock and Michael Ward were in default (see Note 3).

On March 1, 2026, promissory notes to Gil Atzmon, Jon Powell, Girish Gaitonde and Tomasa Zwicke were in default (see Note 3).

On March 3, 2026, Feehan extended the following notes to April 30, 2027, with an interest rate of 7.5% (see Notes 3 and 5):

Note Date	Amount
10/28/24	$25,000
11/4/24	$25,000
11/20/24	$25,000
12/3/24	$25,000
4/15/25	$25,000
6/30/25	$40,000
8/5/25	$15,000
9/25/25	$5,000
10/14/25	$15,000
10/31/25	$2,000
12/1/25	$2,000
12/11/25	$5,000